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December 1, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:   RiverSource Investment Series, Inc.
         RiverSource Balanced Fund
         RiverSource Disciplined Large Cap Growth Fund
         RiverSource Disciplined Large Cap Value Fund
         RiverSource Diversified Equity Income Fund
         RiverSource Mid Cap Value Fund

      Post-Effective Amendment No. 121
      File Nos. 2-11328/811-54
      Accession Number: 0000950137-08-014005

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced Funds do not differ from that contained in Registrant's Post-Effective Amendment No. 121 (Amendment). This Amendment was filed electronically on November 25, 2008.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.